Cover Cover	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	VAREX IMAGING CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37860
Entity Tax Identification Number	81-3434516
Entity Address, Address Line One	1678 S. Pioneer Road, Salt Lake City, Utah
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84104
City Area Code	801
Local Phone Number	972-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VREX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001681622
Amendment Flag	false